UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22358

City National Rochdale Structured Claims Fixed Income Fund LLC
(Exact name of registrant as specified in charter)

400 Park Avenue
New York, NY 10022-4406
(Address of principal executive offices) (Zip code)

Don Andrews
400 Park Avenue
New York, NY 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2020

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

City National Rochdale Structured Claims Fixed Income Fund LLC
Semi-Annual Report
March 31, 2020

Dear Fellow Shareholders,

The City National Rochdale Structured Claims Fixed Income Fund (the "Fund") offers an opportunity for portfolio diversification through an investment in a pool of structured legal settlements with an investment objective that seeks safety of principal and above average current income. The Fund is collateralized by a note secured by cash flows from a diversified pool of annuities, purchased to cover structured legal settlements that have been acquired through a formal legal process from the claimants. Investment returns are generated by the interest income of cash flow payments received from each underlying annuity.

The U.S. economy and most major world economies are facing their worst crisis in over 60 years.  Each economy is struggling to survive the social and economic shutdown resulting from the COVID-19 pandemic.  What every major nation, including the U.S., needs to do during the crisis is make sure we survive this unprecedented decline in the economy by applying the maximum possible monetary and fiscal reserves available.  Survival is the only objective now.  Every nation, whether it is the U.S., China or Germany, has to put to use the national financial resources available to offset the losses happening to workers, consumers and businesses during the shutdown.

The stabilization process, which will likely take a few quarters, should be followed by a period of gradual return to prosperity as consumers and businesses gradually resume some level of activity, jobs are regained and spending resumes.  Each country around the world will likely be slow to regain normal levels.  How slow and how long depends on the jobs created and how many businesses return.  In the U.S., we have confidence positive trends will resume, albeit slowly, for several quarters once the shutdown ends.  We believe the shutdown will end through a phased reopening at different levels in different states.

There will be a time when all the money spent by the governments and borrowed by consumers and businesses will have to be repaid.  That presents a long-term challenge.  How these debts are repaid will determine each country’s ability to sustain prosperity and moderate inflation over the long term.  As it stands now, the U.S. is amongst the best positioned countries globally to come out of the crisis.

In light of this, we believe the expected stability and known values of the Fund’s cash flows make the Fund an ideal fixed income investment for such uncertain times. Compared to equivalent fixed income securities, the yield from the Fund currently provides above average levels of current income with low volatility and strong credit quality. In addition, although we do not see inflation as a significant risk over the next 12 months, should it occur, a solid income producing investment like the Fund is likely to generate a relatively good yield, even after inflation.  The Fund’s strategy continues to collect cash flows as expected, and underlying market values of the asset pool are adjusted for the current interest rate environment.

Overall, the advantage of the Fund lies in preservation of principal, reliability of cash flows, and the high yield it brings to a portfolio. The Fund is backed by well-diversified, investment grade insurance companies, which are, in our view, highly secured. Furthermore, we believe during volatile equity market periods, such as the one we are currently experiencing, the addition of non-equity, non-traditional investments has the added benefit of providing significant diversification value to a portfolio.

Sincerely,
Garrett R. D’Alessandro, CFA, CAIA, AIF
Chief Executive Officer & President
City National Rochdale LLC

400 Park Avenue, New Your, NY 10022-4406	(T) 212-702-3500	www.cnr.com

Important Disclosures

Performance quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9800.

An investor should consider carefully the Fund’s investment objectives, risks, charges, and expenses. The Private Offering Memorandum contains this and other important information about the investment company, and it may be obtained by calling 800-245-9800. Please read it carefully before investing. CNR Securities LLC, 400 Park Avenue, New York, NY 10022, is a broker-dealer affiliated City National Rochdale LLC and serves as the distributor of the Fund.

The views expressed herein represent the opinions of City National Rochdale LLC and are subject to change without notice at any time. This information should not in any way be construed to be investment, financial, tax, or legal advice, or other professional advice or service, and should not be relied on in making any investment or other decisions. As with all investment strategies, there are risks associated with its implementation. Applicable risks include, but are not limited to, market risk, inflation risk, credit risk, and government policy risk. There is no guarantee that investment objectives will be met and the entire investment may be lost.

City National Rochdale Structured Claims Fixed Income Fund is considered a long term investment with limited liquidity and should not be invested in by investors whose objectives conflict with these characteristics. The limited liquidity of the Fund, due to the absence of a public market and a current investor’s limited transfer options to other investors, results in the lack of available market prices during the life of the Fund. Valuation will be provided as detailed in the Private Offering Memorandum and may be inaccurate and may also affect the value and expenses of the Fund. The Fund invests in a single issuer note, making it a non-diversified fund and more susceptible than a diversified fund to any single economic, financial, insurance industry, political or regulatory occurrence that may affect annuities, insurance companies or the Special Purpose Entity (“SPE”) structure. Performance and likelihood of future payments depend on factors such as the business standing of the SPE and its affiliates, the insurance companies, ratings of the insurer, federal and state regulation as well as human error during the transfer process.

400 Park Avenue, New Your, NY 10022-4406	(T) 212-702-3500	www.cnr.com

City National Rochdale Structured Claims
Fixed Income Fund, LLC

Semi-Annual Report

March 31, 2020 (Unaudited)

City National Rochdale Structured Claims Fixed Income Fund, LLC

Semi-Annual Report

March 31, 2020 (Unaudited)

Table of Contents - N-CSRS

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City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF NET ASSETS

March 31, 2020 (Unaudited)

ASSETS:

Investments in Securities: 101.0%

Promissory Note: 99.5%
Crescit Eundo Finance I, LLC Note, 8.10%, Series 2009-A,	$17,105,429
due February 15, 2040; (1) (2) at fair value (cost and par value $16,458,502) (3)

Short-Term Investment: 1.5%
First American Government Obligations Fund Cl. Z, 0.39% (4) (cost $261,378)	261,378

Total Investments in Securities (cost $16,719,880) (5)	17,366,807

Interest receivable	59,466
Prepaid expenses	3,302
Total assets	17,429,575

LIABILITIES:

Distribution payable	171,404
Payable to adviser	5,112
Accured audit and tax fees payable	37,530
Accured legal fees payable	9,210
Accrued fund accounting and fund administration payable	8,352
Payable to directors	709
Accrued expenses and other liabilities	3,988
Total liabilities	236,305

NET ASSETS	$17,193,270

ANALYSIS OF NET ASSETS

Paid in Capital	16,546,343
Unrealized Appreciation	646,927

TOTAL MEMBERS' CAPITAL	$17,193,270

Capital Units outstanding
(Unlimited number of Units authorized, no par value)	39,004

Net asset value price per Unit (Net assets/Units outstanding)	$440.81

The accompanying notes are an integral part of these financial statements.

(1)	Illiquid restricted security.
(2)	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers.
(3)	Cost equals the principal amount of the note.
(4)	7-day yield.
(5)	Tax cost of investments is the same.

The accompanying notes are an integral part of these financial statements.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME:

Interest Income	$683,251

EXPENSES:

Fund accounting and fund administration fees	45,011
Audit and tax fees	25,590
Advisory fees	22,202
Affiliated service fees	22,202
Legal fees	17,257
Custody fees	3,213
Insurance expense	882
Board of managers fees	486
Other	3,815

Total Expenses	140,658

Less expenses waived and reimbursed (see note 3)	(16,327)
Net Fund Expenses	124,331
Net Investment Income	558,920

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net change to fair value of promissory note	(24,409)

Net Increase in Members' Capital Resulting From Operations	$534,511

The accompanying notes are an integral part of these financial statements.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL

	Six Months Ended
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019

FROM OPERATIONS

Net investment income	$558,920	$1,254,614

Net change in fair value of promissory note	(24,409)	(79,001)

Net Increase in Members' Capital Resulting From Operations	534,511	1,175,613

Distributions to Members *	(572,699)	(1,283,642)

From return of capital	(725,436)	(3,365,452)

Total Distributions to Members	(1,298,135)	(4,649,094)

Net Decrease in Members' Capital	(763,624)	(3,473,481)

MEMBERS' CAPITAL

Beginning of year	17,956,894	21,430,375

End of period/year	$17,193,270	$17,956,894

* From net investment income.

The accompanying notes are an integral part of these financial statements.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2020 (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES

Net increase in members' capital resulting from operations	$534,511

Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:

Net change in fair value of promissory note	24,409
Principal repayment of note receivable	725,436
Purchases of money market investments	(1,204,913)
Redemptions of money market investments	1,279,650

Change in operating assets and liabilities:

Interest receivable	3,065
Prepaid expenses	128
Payable to Adviser	(6,073)
Audit and tax fees payable	(15,470)
Legal fees payable	3,210
Fund accounting and fund administration payable	(10,352)
Payable to directors	329
Accrued expenses and other liabilities	(361)

Net cash provided by operating activities	1,333,569

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions	(1,333,569)

Net cash used in financing activities	(1,333,569)

Net change in cash and cash equivalents	-

CASH AND CASH EQUIVALENTS

Beginning of year	-

End of period	$-

Supplemental disclosure of non cash financing activities:

Decrease in distributions payable	(35,434)

The accompanying notes are an integral part of these financial statements.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.	Organization

City National Rochdale Structured Claims Fixed Income Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940 (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund’s investment objective is to seek a steady level of current income with low volatility through investment in promissory notes secured by interests in receivables from insurance companies related to structured settlements.

The Fund’s Board of Managers (the “Board”) is responsible for overseeing the management and business affairs of the Fund, including supervision of the duties performed by City National Rochdale LLC, which serves as the Fund’s investment adviser (the “Adviser”).

The units of the Fund are not registered under the Securities Act of 1933 (the “Securities Act”), and are offered in accordance with an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. Each investor (“Member”) must certify that they are a qualified investor or an “accredited investor” as defined in Regulation D under the Securities Act, and must subscribe for a minimum initial investment in the Fund of $25,000. Brokers selling units may establish higher minimum investment requirements than the Fund and may independently charge transaction fees and additional amounts in return for their services, in addition to receiving a portion of the sales charge. The Fund is an illiquid investment, and no Member will have the right to require the Fund to redeem its units. The Fund commenced operations on February 24, 2010. The existence of the Fund is not expected to be perpetual, but will instead be self-liquidating as soon as reasonably practicable following the date on which the 8.10% Fixed Rate Note, Series 2009-A, which is represented by one certificate (the “Note”) issued by Crescit Eundo Finance I, LLC (the “Special Purpose Entity”) is fully paid or the Note is sold.

2.	Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund as an investment company.

Security Valuation

All investments are carried at fair value. The Fund invested substantially all of its investable assets in the Note. The equity in Crescit Eundo Finance I, LLC is held by a non-affiliated party. Market quotations are not readily available for the Note. The Note is valued using a fair value methodology adopted by the Board. The Board has delegated the responsibility for making day-to-day fair value determinations to the Adviser. The Adviser has formed an internal Pricing and Valuation Committee (the “Committee”) to monitor and implement the fair valuation process with respect to the Fund.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2020 (Unaudited)

The Note is issued by the Special Purpose Entity, which holds interests in a trust that owns a pool of receivables from various insurance companies (the “Annuity Providers”). The receivables are based on and secured by rights to payments pursuant to underlying settlement agreements of legal claims. Except in certain instances involving misrepresentations and warranties by the seller of the underlying settlement agreements, the Fund’s right to payment of the Note is secured by the Fund’s interests in the trust and its right to receivable payments.

A discounted cash flow analysis is used to determine the fair value of the Note on a monthly basis. All future cash inflows are estimated and discounted to arrive at the Note’s fair value. The inputs into the discounted cash flow model are discussed below.

The cash flow to the Fund generated by the Note is estimated based on the cash flows projected by the Annuity Providers at the time the Note was purchased by the Fund. The Committee will adjust such estimated cash flows, if necessary, based on the following types of information obtained by the Adviser:

- Information relating to the financial position of the Special Purpose Entity, the trust, and their affiliates.

- Information regarding the Annuity Providers (including the credit ratings of the Annuity Providers).

- Information regarding the cash flows underlying the settlement receivables from the Annuity Providers.

- The occurrence of any significant market or company specific event that may affect any of the foregoing, or the structured settlement industry.

The discount rate used in the analysis is computed as the total of (i) the current Barclays Capital US Investment Grade Credit Insurance Index (yield-to-worst) (the “Barclays Index”), plus (ii) a liquidity premium adjustment, plus (iii) a credit adjustment.

The liquidity premium adjustment is a factor meant to reflect the discount from the Barclays Index rate that would be used by the market in determining the value of the receivable payments from the Annuity Providers in connection with the sale or liquidation of the receivable payments. Based on historical experience, this factor will normally range from 2% to 4%. Upon acquisition of the Note, the initial liquidity premium adjustment was established at 2.25%. The 2.25% factor is adjusted monthly in the same proportion as the current level of the Barclays Index varies from 5.5%, which is the long-term average of the Barclays Index. As of March 31, 2020, the Barclays Index was 3.56% and the liquidity premium adjustment was 3.50%.

The credit adjustment is a factor meant to reflect the discount that would be used by the market in determining the value of the receivable payments that the Fund is entitled to receive based on the nature and structure of the underlying settlement agreements. As of March 31, 2020, the Committee established the adjustment as 0.50%.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2020 (Unaudited)

To the extent the receivables are not collected in a timely basis, or to the extent the trust is unable to secure collection, the Fund is exposed to credit risk from both the underlying Annuity Providers and the trust.

Cash and Cash Equivalents

Cash and cash equivalents are stated at face value and comprise cash on hand, deposits held on call with banks, and other short-term highly liquid investments that are readily convertible to cash and subject to an insignificant risk of change in value.

The fair value of the money market fund is the net asset value of the mutual fund investment which is calculated on a daily basis. The money market fund is registered and regulated by the SEC. The money market fund invests exclusively in short-term U.S. government securities. The money market fund provides for daily liquidity.

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources, and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2020 (Unaudited)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments at March 31, 2020:

Investment	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Note	$-	$-	$17,105,429	$17,105,429
Money Market Fund	261,378	-	-	261,378
	$261,378	$-	$17,105,429	$17,366,807

There were no transfers in or out of any of the levels during the period ended March 31, 2020.
The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended March 31, 2020:

Investment in Note
Balance, September 30, 2019	$17,855,274

Realized gain/(loss)	-
Change in unrealized fair value	(24,409)
Purchases	-
Principal paydowns	(725,436)

Balance, March 31, 2020	$17,105,429

Change in unrealized appreciation/depreciation for Level 3 instrument held at March 31, 2020	$(24,409)

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:

Investment Description	Fair Value at March 31, 2020	Valuation Technique	Unobservable Input	Range (Average) Value
Promissory Note	$17,105,429	Discounted Cash Flow	Discount Rate	7.11%-7.59% (7.44%)

An increase in the discount rate used would result in a lower fair value measurement.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2020 (Unaudited)

Restricted securities include securities that have not been registered under the Securities Act, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are reported at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. At March 31, 2020, the Fund was invested in one restricted security, the Note, fair valued at $17,105,429 and constituting 99.5% of the Fund’s net assets, with a cost basis as of March 31, 2020 of $16,458,502. The Note was acquired on February 24, 2010.

Investment Risk Factors

Investing in the Fund involves certain risks.  Set forth below is a summary of certain key investment risks related to the Fund’s investment activity.  Please see the Fund’s confidential private offering memorandum for a more complete discussion of these and other risks of investing in the Fund.

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the relationship between market price and yield. An increase in interest rates will tend to reduce the market value of previously issued fixed income investments.

Liquidity Risk: Liquidity risk refers to the risk that an investment cannot be bought or sold quickly enough to prevent or minimize loss to the Fund due to the lack of an active market.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The Fund bears expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: management fees; legal fees; accounting and auditing fees; custody fees; costs of computing the Fund’s net asset value; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Members’ and Board meetings; Member record keeping and Member account services, fees, and disbursements; insurance premiums; fees for investor services; and other types of expenses as may be approved from time to time by the Board.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2020 (Unaudited)

Federal Income Taxes

The Fund’s tax year end is December 31. The Fund intends to be treated as a partnership for U.S. Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Therefore, no federal income tax provision is reflected in the accompanying financial statements.

The Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes the effect of tax positions when they are more likely than not of being sustained. The Fund has concluded that there is no impact on the Fund’s net assets or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns. These standards require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. During the six months ended March 31, 2020, distributions in the amount of $572,699 and $725,436 were, for tax purposes, ordinary income and return of capital, respectively.

Subsequent Events

On May 27, 2020, with the agreement of the Fund and the Adviser, the Note was prepaid in full by the Special Purpose Entity.  Following a special Board meeting to discuss the prepayment, the Adviser recommended, and the Board approved the liquidation of the Fund.  The Fund is expected to liquidate in the third quarter of 2020.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in its financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of net assets.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

3.	Investment Management and Other Transactions with Affiliates

The Fund has an investment management agreement with the Adviser. The Adviser is responsible for providing investment advisory management and certain administrative services to the Fund, and maintaining relations with the service providers to the Fund.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2020 (Unaudited)

The Fund will pay the Adviser an investment management fee at an annual rate equal to 0.25% of the Fund’s net assets computed at each month end. The investment management fee is accrued and paid monthly. The Adviser has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent needed to limit the Fund’s annual operating expenses to 1.40% of net assets, excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including litigation of any kind, nonperformance of the assets underlying the Note or costs associated with investment losses and/or impairment of collateral underlying the Note.  The term of the agreement is renewed annually for a one-year period from the date the agreement would otherwise terminate. To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek reimbursement of such amounts no later than the end of the third fiscal year following the year to which the subsidy relates, if the aggregate expenses for that period do not exceed the expense cap in effect at the time the subsidies were incurred or any more restrictive limitation to which the Adviser has agreed. The Board must approve any such reimbursement to the Adviser. During the six months ended March 31, 2020, the Adviser waived $16,327 of fees and expenses, which may be recouped by the Adviser no later than March 31, 2023. No accrual has been made for such contingent liability because of the uncertainty of he reimbursement of the Fund.

The Board of Managers were paid $486 for their services and reimbursement of travel expenses during the six months ended March 31, 2020.

4.   Distribution to Members

The Fund intends to make distributions to Members on a monthly basis in aggregate amounts representing substantially all of its net investment income, if any, during the year. The Fund also intends to distribute monthly proceeds from any principal paydowns on the Note, which will be designated as a return of capital to Members. Although the Fund does not expect to realize long-term capital gains except under extraordinary circumstances (such as the sale of all or a substantial portion of the Note), if it does earn such gains, they will be paid out once each year (unless otherwise permitted by the 1940 Act). The Fund will make distributions only if authorized by the Board and declared by the Fund out of assets legally available for these distributions.

5.  Investment Transactions

For the six months ended March 31, 2020, excluding short-term securities and U.S. Government securities, the principal repayments on the Note were $725,436. There were no purchases or sales of U.S. Government securities during the six months ended March 31, 2020.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2020 (Unaudited)

6.   Services Arrangement

The Adviser provides certain oversight and other services to the Fund pursuant to a separate services agreement. For these services, the Fund pays a service fee to the Adviser at an annual rate of 0.25% of the Fund’s net assets, computed at each month end, before giving effect to any repurchases of units by the Fund. Under the services agreement, services provided include, but are not limited to, (i) coordinating the activities of the Fund and all other service providers; (ii) making available appropriate individuals to serve as executive officers of the Fund, upon designation as such by the Board, including a Chief Executive Officer and Chief Financial Officer; (iii) subject to Board approval and as contemplated by Rule 38a-1 under the 1940 Act, furnishing the Fund with an  individual qualified to serve as the Fund’s Chief Compliance Officer and providing such individual with the support staff and resources necessary to carry out the duties of such office; and (iv) performing such other services for the Fund as may be mutually agreed upon by the parties from time to time.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Financial Highlights

	Six Months Ended
	March 31, 2020		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		September 30, 2019		September 30, 2018	September 30, 2017		September 30, 2016		September 30, 2015

Net Asset Value, beginning of year	$460.38		$549.44		$618.43	$679.47		$765.56		$827.20

Income from investment operations:

Net investment income	14.33		32.17		37.93	42.07		45.85		51.50

Net unrealized gain/(loss) on	(0.62)		(2.04)		(5.09)	(2.50)		(5.35)		(4.13)
promissory note

Total from investment operations	13.71		30.13		32.84	39.57		40.50		47.37

Less Distributions:

From net investment income	(14.68)		(32.91)		(38.21)	(41.94)		(47.18)		(51.42)

From return on capital	(18.60)		(86.28)		(63.62)	(58.67)		(79.41)		(57.59)

Total distributions	(33.28)		(119.19)		(101.83)	(100.61)		(126.59)		(109.01)

Net asset value, end of period/year	$440.81		$460.38		$549.44	$618.43		$679.47		$765.56

TOTAL RETURN - NET	3.01%	(1)	6.17%		5.72%	6.30%		5.69%		6.12%

RATIOS/SUPPLEMENTAL DATA

Members' Capital, end of period ($000's)	$17,193		$17,957		$21,430	$24,121		$26,502		$29,605

Portfolio Turnover	0.00%		0.00%		0.00%	0.00%		0.00%		0.00%

Ratio of Net Investment Income
to Average Net Assets:	6.29%	(2)	6.36%		6.44%	6.50%		6.29%		6.40%

Ratio of Gross Expenses
to Average Net Assets:	1.58%	(2)	1.53%		1.30%	1.18%		1.43%		1.20%

Ratio of Net Expenses
to Average Net Assets:	1.40%	(2)(4)	1.40%	(4)	1.30%	1.21%	(3)	1.40%	(4)	1.20%

(1) Not annualized.
(2) Annualized.
	(3) Rate was determined after taking into account recoupments of expenses previously waived and reimbursed by the adviser (see note 3).
	(4) Rate was determined after taking into account expenses waived and reimbursed by the adviser (see note 3).

	Total return is calculated for all Members taken as a whole.

	The expense ratios are calculated for all Members taken as a whole.

The accompanying notes are an integral part of these financial statements.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Investment Breakdown
(as a % of Total Investments)

March 31, 2020 (Unaudited)

Crescit Eundo Finance I, LLC Note, 98.5%
First American Government Obligations Fund, 1.5%

The accompanying notes are an integral part of these financial statements.

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City National Rochdale Structured Claims Fixed Income Fund, LLC

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-PORT and Form N-Q filings are available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

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NOTICE OF PRIVACY PRINCIPLES

The City National Rochdale funds and their affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. The funds have adopted a Privacy Policy to guide our conduct when we collect, use, maintain or release nonpublic personal information from our shareholders and prospective shareholders. Certain information regarding the Privacy Policy is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. A fund may obtain nonpublic personal information from and about its shareholders and prospective shareholders from different sources, including the following: (i) information we receive from shareholders and prospective shareholders directly or through their financial intermediaries, on subscription agreements, forms or other documents; (ii) information about shareholder transactions with the fund, its affiliates, or others; (iii) information about a shareholder’s transactions with nonaffiliated third parties; (iv) information from or about a shareholder collected online; and (v) information we receive from a consumer reporting agency. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to, among other things, understand and better meet their financial needs and requests, administer and maintain their accounts, provide them with our products and services, anticipate their future needs, protect them and us from fraud or unauthorized transactions, and meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues and applicable affiliates to limit the availability of all shareholder information within their respective organizations to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

We generally limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction or a shareholder request for a product or service; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

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We maintain physical, electronic, and procedural safeguards that are designed to guard all shareholder information. In addition, we educate all our colleagues about the Privacy Policy and their obligations to maintain confidentiality and privacy of shareholder information as summarized in this Notice and we take appropriate disciplinary measures to enforce these obligations.

A full copy of the funds’ Privacy Policy is available upon request from the fund. Should you have any questions regarding the Privacy Policy, please contact your investment professional or the funds at (888) 889-0799.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale Structured Claims Fixed Income Fund LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date June 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date June 2, 2020

By (Signature and Title) /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date June 2, 2020